Stockholders' Equity - Total Compensation Cost Related to Nonvested Awards Not Yet Recognized (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Equity [Abstract]
2018	$ 3,683
2019	7,023
2020	6,051
2021	4,344
2022	1,652
2023	9
Total compensation cost	$ 22,762